Fees Summary	Sep. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 218,000
Total Fee Amount	30.11
Total Offset Amount	0
Net Fee	$ 30.11
Offset Table N/A	N/A